Earnings (loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings (loss) Per Share
Earnings (loss) Per Share

14. Earnings (loss) Per Share

Earnings (loss) per common share is allocated based on each right of common stock and Class A common stock, on the assumption that income (loss) from current year has been distributed. Common stock and Class A common stock have equal rights with respect to surplus dividend and residual assets distribution as net income (loss) attributable to shareholders of the Company is allocated proportionally.

Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic and diluted earnings (loss) per common share for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024		2023		2022
	Common	Class A	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)		(Thousands of Yen)
Income (Numerator)
Net income (loss) attributable to shareholders of the Company - basic	¥148,763	―	¥115,404	―	¥148,965	―

Add back interest for convertible bonds, net of tax	18,109	―	―	―	―	―
Net income (loss) attributable to shareholders of the Company - diluted	166,872	―	―	―	―	―

	(Number of shares)		(Number of shares)		(Number of shares)
Shares (Denominator)
Weighted average common shares outstanding - basic	5,107,404	1	4,882,500	1	4,877,404	1
Effect of dilutive instruments:
Dilutive effect of stock options	29,613	―	284,152	―	593,250	―
Dilutive effect of convertible bonds	714,498	―	―	―	―	―
Weighted average common shares for diluted computation	5,851,515	1	5,166,652	1	5,470,654	1

Earnings (loss) per common share attributable to shareholders of the Company	(Yen)		(Yen)		(Yen)
Basic	¥29.13	¥29.13	¥23.64	¥23.64	¥30.54	¥30.54
Diluted	¥28.52	¥28.52	¥22.34	¥22.34	¥27.23	¥27.23

For periods in which the Company reports net loss, diluted net loss per common share attributable to common shareholders is the same as basic net loss per common share attributable to common shareholders. The share options from the convertible bond were excluded from the diluted net income per common share attributable to common shareholders because the effect of inclusion would have been anti-dilutive for the years ended December 31, 2023.